Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Long Term Debt And Equity Financings [Line Items]
Amounts drawn under the combined facilities	$ 0
Weighted average interest rate on total outstanding debt
Weighted average term of debt facilities	2 years 4 months 24 days
Debt instrument, description of variable rate	London Interbank Offered Rate ("LIBOR")
Debt covenant description in credit facility agreement	At 31 March 2014, the Company was in compliance with all restrictive debt covenants contained in its credit facility agreements. Under the most restrictive of these covenants, the Company (i) must not exceed a maximum of net debt to earnings before interest, tax, depreciation and amortisation, excluding all income, expense and other profit and loss statement impacts of AICF, Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited and excluding assets, liabilities and other balance sheet items of the AICF, Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited, (ii) must meet or exceed a minimum ratio of earnings before interest and taxes to net interest charges, excluding all income, expense and other profit and loss statement impacts of AICF, Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited, and (iii) must ensure that no more than 35% of Free Cash Flow (as defined in the AFFA), in any given financial year (“Annual Cash Flow Cap”) is contributed to AICF on the payment dates under the AFFA in the next following financial year. The Annual Cash Flow Cap does not apply to payments of interest, if any, to AICF and is consistent with contractual obligations of the Performing Subsidiary and the Company under the AFFA.
Maximum percentage of Free Cash Flow contributed to AICF	35.00%
Term facilities	355,000,000
Term Facility Maturity April 2017 [Member]
Long Term Debt And Equity Financings [Line Items]
Term facilities	75,000,000
Subsequent Event [Member]
Long Term Debt And Equity Financings [Line Items]
Term facilities	505,000,000
Subsequent Event [Member] | Additional Term Facilities [Member]
Long Term Debt And Equity Financings [Line Items]
Term facilities	150,000,000
Subsequent Event [Member] | Term Facility Maturity April 2017 [Member]
Long Term Debt And Equity Financings [Line Items]
Term facilities	25,000,000
Term facilities, maturity period	2017-04
Subsequent Event [Member] | Term Facility Maturity April 2019 [Member]
Long Term Debt And Equity Financings [Line Items]
Term facilities	50,000,000
Term facilities, maturity period	2019-04
Subsequent Event [Member] | Term Facility Maturity May 2019 [Member]
Long Term Debt And Equity Financings [Line Items]
Term facilities	$ 75,000,000
Term facilities, maturity period	2019-05